1
Gabelli International Growth Fund, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98.4%
CONSUMER DISCRETIONARY — 23.1%
1,000 Christian Dior SE ...................................... $ 573,640
5,813 Cie Financiere Richemont SA, Cl. A ........... 1,014,752
4,000 CTS Eventim AG & Co. KGaA .................... 401,289
1,200 Fast Retailing Co. Ltd. ............................... 357,230
410 Hermes International SCA ......................... 1,078,759
1,300 Shimano Inc. ............................................ 182,537
18,000 Sony Group Corp. ..................................... 455,454
4,063,661
HEALTH CARE — 15.5%
1,400 Alcon AG .................................................. 132,839
4,500 AstraZeneca plc ........................................ 660,802
1,500 EssilorLuxottica SA .................................. 432,253
1,900 Hoya Corp. ............................................... 214,431
3,900 Novartis AG .............................................. 433,172
7,000 Novo Nordisk A/S, Cl. B ............................ 478,648
1,150 Roche Holding AG .................................... 378,497
2,730,642
INDUSTRIALS — 14.6%
1,300 DSV A/S ................................................... 251,396
12,000 Epiroc AB, Cl. B ........................................ 211,359
8,000 FANUC Corp. ............................................ 217,966
2,800 Kawasaki Heavy Industries Ltd. ................. 169,008
11,000 Komatsu Ltd. ........................................... 322,114
3,300 Recruit Holdings Co. Ltd. .......................... 170,977
8,000 RELX plc .................................................. 401,846
1,250 Siemens AG ............................................. 288,683
1,100 SMC Corp. ............................................... 393,628
1,000 Tokyo Electron Ltd. ................................... 137,133
2,564,110
MATERIALS — 12.6%
7,000 Agnico Eagle Mines Ltd. ........................... 758,870
1,402 Air Liquide SA .......................................... 266,303
5,000 CRH plc ................................................... 439,850
6,025 Rio Tinto plc ............................................. 361,562
5,000 Wheaton Precious Metals Corp. ................ 388,150
2,214,735
FINANCIALS — 11.1%
1,000 Deutsche Boerse AG ................................. 295,060
26,000 Investor AB, Cl. B ..................................... 775,427
1,250 London Stock Exchange Group plc ............ 185,659
579 S&P Global Inc. ........................................ 294,190
4,700 Tokio Marine Holdings Inc. ....................... 182,843
7,000 UBS Group AG ......................................... 215,002
1,948,181
CONSUMER STAPLES — 10.9%
3,170 Danone SA ............................................... 242,458
10,500 Diageo plc ................................................ 274,393
2,900 Heineken NV ............................................ 236,467
Shares
Market
Value
1,370 L'Oreal SA ................................................ $ 509,219
4,150 Nestlé SA ................................................. 419,385
4,000 Unilever plc .............................................. 238,328
1,920,250
INFORMATION TECHNOLOGY — 6.7%
515 ASML Holding NV .................................... 340,813
1,430 Keyence Corp. .......................................... 562,291
17,700 Murata Manufacturing Co. Ltd. ................. 273,022
1,176,126
COMPUTER SOFTWARE AND SERVICES — 1.5%
1,000 SAP SE .................................................... 267,950
COMMUNICATION SERVICES — 1.3%
8,000 Universal Music Group NV ........................ 220,904
AEROSPACE — 1.1%
1,150 Airbus SE ................................................. 202,498
TOTAL COMMON STOCKS .................. 17,309,057
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1.6%
$ 280,000 U.S. Treasury Bills,
4.237% to 4.242%†,
04/17/25 to 06/05/25 ............................ 278,618
TOTAL INVESTMENTS — 100.0%
(Cost $9,311,216) ................................. $ 17,587,675
† Represents annualized yields at dates of purchase.
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 67.0% $ 11,789,363
Japan ............................... 20.7  3,638,634
North America ...................... 12.3  2,159,678
100.0% $ 17,587,675